Going Concern - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of going concern [line items]
Amount of groups total liabilities exceeded total assets	₽ 233,195
Loan amount	408,955	₽ 397,900
Long-term debt classified as short-term debt	361,328
Accrued fines and penalties	2,128
Credit facility [member]
Disclosure of going concern [line items]
Loan amount	406,077
Short term debt	₽ 406,077